Consolidated statements of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 2,316,680	$ 2,256,608	$ 1,673,922
Cost of revenue	(1,293,505)	(1,240,097)	(902,994)
Gross profit	1,023,175	1,016,511	770,928
Selling, general and administrative expenses	(1,733,603)	(1,480,968)	(1,351,483)
Impairment losses on tangible assets	(19,945)	0	(2,991)
Impairment losses on intangible assets	(116,787)	(11,779)	(36,269)
Operating loss	(847,160)	(476,236)	(619,815)
(Losses)/gains on items held at fair value and remeasurements	1,298,612	2,023,743	(2,643,573)
Share of results of associates	68	(52)	(74)
Finance income	38,369	12,599	24,699
Finance costs	(148,557)	(86,441)	(91,294)
(Loss)/profit before tax	341,332	1,473,613	(3,330,057)
Income tax benefit/(expense)	3,523	(3,002)	14,434
(Loss)/profit after tax	344,855	1,470,611	(3,315,623)
(Loss)/profit after tax attributable to:
Equity holders of the parent	359,287	1,466,487	(3,333,171)
Non-controlling interests	(14,432)	4,124	17,548
(Loss)/profit after tax	$ 344,855	$ 1,470,611	$ (3,315,623)
(Loss)/earnings per share attributable to owners of the parent
Basic	$ 0.93	$ 4.02	$ (9.69)
Diluted	$ (1.85)	$ (1.07)	$ (9.69)
Weighted-average shares outstanding
Basic	384,986,092	364,696,712	343,829,481
Diluted	465,689,374	472,357,995	343,829,481